ESOP PLAN (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
ESOP PLAN [Abstract]
Amount borrowed	$ 2,700
Number of shares issued for ESOP	269,790
ESOP, price per share	$ 10
Debt term	20 years
Employee stock ownership plan (ESOP), cash contributions to ESOP	$ 143	$ 46